Merger with NHIC (Details) $ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended
	Jul. 16, 2021 USD ($) shares	Aug. 04, 2020 shares	Mar. 31, 2020 USD ($)	Feb. 29, 2020 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares
Business Acquisition [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares					$ 0.0001	$ 0.0001
Number Of Shares Issued For Each Unit Of Common Stock		1
Number of warrants issued for each unit		0.5
Issuance of common stock in connection with the closing of the Merger (in shares)					10,391,513
Earn-out shares issuable upon achieving certain milestones					15,000,000
Common Stock Issuable Upon Conversion of Temporary Equity						80,833,007
Shares cancelled					198,035
Number of stock options outstanding					20,769,130	18,770,767
Gross proceeds received from Merger | $					$ 84,945
Common stock, issued					142,745,021	9,846,830
Common stock, outstanding					142,745,021	9,846,830
Warrants to purchase shares of common stock					16,877,907	1,937,260
Payments of Stock Issuance Costs | $					$ 34,132
NewHold Investment Corp
Business Acquisition [Line Items]
Goodwill | $	$ 0
Number of shares	94,192,534
Exchange ratio	0.378
Shares cancelled	57,938,375
Number of stock options outstanding	21,891,254
Gross proceeds received from Merger | $	$ 84,900
Percentage owned by shareholders	92.70%
Payments of financing costs | $					36,100
Payments of Stock Issuance Costs | $					$ 700
NewHold Investment Corp | New Hold Investment Corporation, Inc
Business Acquisition [Line Items]
Ownership percentage	7.30%
Subscription Agreements
Business Acquisition [Line Items]
Earn-out shares issuable upon achieving certain milestones					15,000,000
Received gross proceeds from PIPE investment | $	$ 300,000
Series A-1 Preferred Stock
Business Acquisition [Line Items]
Common Stock Issuable Upon Conversion of Temporary Equity	24,359,107					24,359,107
Conversion ratio	1
Series A Preferred Stock
Business Acquisition [Line Items]
Common Stock Issuable Upon Conversion of Temporary Equity	3,484,240					6,977,190
Conversion ratio	2				2
Series B-1 Preferred Stock
Business Acquisition [Line Items]
Common Stock Issuable Upon Conversion of Temporary Equity	34,129,398					34,129,398
Conversion ratio	1
Payments of Stock Issuance Costs | $			$ 100	$ 100
Series B Preferred Stock
Business Acquisition [Line Items]
Common Stock Issuable Upon Conversion of Temporary Equity	15,367,312					15,367,312
Conversion ratio	1				1